Financial Assets Available for Sale (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Debt securities:
Debt securities	€ 0	€ 45,081
Equity securities:
Equity securities	0	994
Other equity interests	0	636
Loans	0	2,685
Total financial assets available for sale	€ 0	€ 49,397